Quarterly Holdings Report
for
Fidelity® GNMA Fund
October 31, 2023
MOG-NPRT1-1223
1.809097.120
U.S. Government and Government Agency Obligations - 7.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds:
3.625% 2/15/53	11,877	9,255
4.375% 8/15/43	35,890	32,009
U.S. Treasury Notes:
3.625% 5/15/26	9,520	9,220
3.625% 5/31/28	13,390	12,734
3.875% 3/31/25	32,870	32,256
3.875% 1/15/26	10,640	10,386
4% 2/15/26	19,800	19,370
4.625% 2/28/25	13,300	13,185
4.625% 3/15/26	22,590	22,404

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $166,514)		160,819

U.S. Government Agency - Mortgage Securities - 130.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 5.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 3.845% 1/1/35 (b)(c)	32	32
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (b)(c)	4	4
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.023% 2/1/33 (b)(c)	8	8
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 3.94% 3/1/36 (b)(c)	37	37
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.785% 12/1/34 (b)(c)	9	9
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 4.844% 3/1/35 (b)(c)	18	18
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.164% 10/1/33 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.29% 9/1/33 (b)(c)	121	122
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.103% 7/1/35 (b)(c)	6	6
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 4.695% 3/1/33 (b)(c)	30	30
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 3.895% 6/1/47 (b)(c)	52	53
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 4.92% 11/1/36 (b)(c)	39	39
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (b)(c)	69	70
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 5.856% 8/1/35 (b)(c)	82	82
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 5.056% 8/1/35 (b)(c)	63	64
U.S. TREASURY 1 YEAR INDEX + 2.180% 5.638% 7/1/36 (b)(c)	32	32
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.19% 10/1/33 (b)(c)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.585% 9/1/34 (b)(c)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.865% 7/1/34 (b)(c)	128	129
1.5% 11/1/35 to 8/1/51	18,436	13,786
2% 2/1/28 to 2/1/37	15,038	12,890
2.5% 1/1/28 to 5/1/42 (d)	12,967	11,254
3% 2/1/33 to 3/1/52	3,394	2,947
3.5% 10/1/41 to 4/1/52 (d)	19,158	16,090
4.5% 9/1/42	886	811
5% 10/1/52 to 12/1/52	7,055	6,549
5.5% 11/1/52 to 8/1/53 (e)(f)	27,960	26,622
6% 11/1/52 to 6/1/53	10,662	10,427
6.5% 8/1/53	10,846	10,793
8.5% 12/1/27	7	8
TOTAL FANNIE MAE		112,955
Freddie Mac - 4.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (b)(c)	49	49
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 6.11% 8/1/34 (b)(c)	45	45
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.368% 10/1/36 (b)(c)	114	114
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.711% 6/1/33 (b)(c)	79	79
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 5.001% 10/1/35 (b)(c)	62	62
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (b)(c)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.95% 6/1/33 (b)(c)	85	85
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.844% 12/1/35 (b)(c)	365	366
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.197% 6/1/33 (b)(c)	152	152
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.634% 3/1/35 (b)(c)	284	285
1.5% 11/1/35 to 4/1/51	27,333	19,661
2% 3/1/36 to 1/1/37	9,395	7,996
2.5% 1/1/28 to 4/1/42 (d)	19,179	15,851
3% 2/1/34 to 3/1/52	4,878	4,465
3.5% 3/1/42 to 3/1/52 (d)	19,583	16,533
4.5% 10/1/42 to 12/1/42	782	715
5% 10/1/52 to 12/1/52	5,120	4,753
5.5% 3/1/53 to 8/1/53 (d)	15,581	14,853
6.5% 1/1/53 to 10/1/53 (f)	9,295	9,310
TOTAL FREDDIE MAC		95,375
Ginnie Mae - 119.0%
3% 5/15/27 to 12/20/50	174,975	147,564
3.5% 9/15/26 to 5/20/50 (d)(e)(f)	238,923	208,077
3.7% 10/15/42	3,866	3,395
4% 5/15/44	857	766
4.5% 7/15/33 to 11/20/52	93,204	85,608
4.75% 7/15/40	341	319
4.875% 9/15/39 to 12/15/39	3,013	2,833
5.09% 4/15/36 to 11/15/36	2,446	2,347
5.15% 2/15/36	94	90
5.2% 7/15/36	48	46
5.25% 4/15/36 to 4/15/37	162	157
5.39% 5/15/36	44	43
5.45% 2/15/37	409	397
5.5% 7/20/24 to 2/20/42	3,715	3,659
5.6% 11/15/36	133	131
5.85% 1/15/37	30	29
6.45% 1/15/32 to 8/15/32	82	82
6.5% 12/15/23 to 1/15/39	2,549	2,586
7% to 7% 12/15/23 to 9/20/34	5,406	5,506
7.25% 9/15/27	18	18
7.5% to 7.5% 11/15/23 to 8/20/32	1,789	1,829
8% 2/15/24 to 9/15/31	440	450
8.5% 9/15/30 to 2/15/31	100	104
9% 10/15/24 to 5/15/30	1	1
2% 9/20/50 to 4/20/51	380,214	293,957
2% 11/1/53 (g)	52,750	40,633
2% 11/1/53 (g)	60,800	46,834
2% 11/1/53 (g)	52,850	40,710
2% 11/1/53 (g)	29,350	22,608
2% 11/1/53 (g)	12,225	9,417
2% 11/1/53 (g)	12,775	9,841
2% 11/1/53 (g)	18,100	13,942
2% 12/1/53 (g)	58,650	45,201
2% 12/1/53 (g)	87,300	67,281
2% 1/1/54 (g)	51,800	39,958
2.25% 5/20/50	1,880	1,454
2.375% 5/20/50	1,360	1,061
2.5% 3/15/28 to 10/20/52	406,145	325,071
2.5% 11/1/53 (g)	79,650	63,356
2.5% 11/1/53 (g)	54,100	43,033
2.5% 11/1/53 (g)	23,250	18,494
2.625% 5/20/50	3,747	2,982
2.75% 5/20/50	1,411	1,133
3% 11/1/53 (g)	63,200	52,039
3% 11/1/53 (g)	62,900	51,792
3% 11/1/53 (g)	62,800	51,710
3% 11/1/53 (g)	51,550	42,446
3% 11/1/53 (g)	20,250	16,674
3.25% 2/20/41 to 7/20/46	860	701
3.375% 5/20/50	449	379
3.5% 11/1/53 (g)	10,250	8,734
3.5% 11/1/53 (g)	14,750	12,569
3.5% 11/1/53 (g)	16,950	14,444
3.5% 12/1/53 (g)	24,750	21,096
3.74% 7/20/42 to 8/20/42	320	282
3.75% 10/20/41 to 7/20/47	16,002	14,026
4% 2/20/33 to 1/20/50	136,390	122,998
4% 11/1/53 (g)	16,850	14,803
4.25% 1/20/46	293	264
4.5% 11/1/53 (g)	26,600	24,008
4.5% 11/1/53 (g)	11,400	10,289
4.5% 11/1/53 (g)	18,000	16,246
5% 6/20/29 to 7/20/48	40,558	38,885
5% 11/1/53 (g)	23,625	21,978
5% 11/1/53 (g)	22,075	20,536
5.35% 4/20/29 to 12/20/30	3,409	3,333
5.5% 11/1/53 (g)	35,200	33,659
5.5% 11/1/53 (g)	14,900	14,248
5.75% 9/20/39 to 9/20/40	5,761	5,681
6% to 6% 12/20/27 to 3/15/39	5,297	5,307
6% 11/1/53 (g)	47,500	46,533
6% 11/1/53 (g)	17,700	17,340
6.5% 11/1/53 (g)	28,100	28,039
6.5% 11/1/53 (g)	31,200	31,132
6.5% 11/1/53 (g)	100,600	100,382
6.5% 12/1/53 (g)	25,850	25,748
6.5% 12/1/53 (g)	25,850	25,748
6.5% 12/1/53 (g)	36,100	35,957
7.395% 7/20/25 to 2/20/27	90	90
TOTAL GINNIE MAE		2,483,099
Uniform Mortgage Backed Securities - 1.9%
2.5% 11/1/53 (g)	2,700	2,069
3% 11/1/53 (g)	1,750	1,398
3% 11/1/53 (g)	4,400	3,516
3% 11/1/53 (g)	950	759
3% 11/1/53 (g)	7,600	6,073
4.5% 11/1/53 (g)	5,600	5,003
5% 11/1/38 (g)	7,400	7,136
5% 11/1/38 (g)	4,050	3,905
5.5% 11/1/53 (g)	9,600	9,110
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		38,969
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,954,908)		2,730,398

Collateralized Mortgage Obligations - 14.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 14.1%
Fannie Mae:
planned amortization class:
Series 2012-93 Class QW, 5% 1/25/42	32	31
Series 2017-1 Class JP, 3.5% 4/25/45	226	212
Series 2017-22 Class JN, 4.5% 4/25/46	496	476
Series 2019-52 Class M, 3.5% 3/25/49	71	66
Series 2019-64 Class MJ, 4.5% 6/25/49	819	748
Series 2019-74 Class LB, 3% 10/25/49	386	323
Series 2021-26 Class HC, 1% 11/25/49	3,774	3,037
sequential payer:
Series 2017-89 Class KV, 3.5% 8/25/47	1,234	1,194
Series 2020-101 Class BA, 1.5% 9/25/45	2,053	1,664
Series 2020-49 Class JA, 2% 8/25/44	880	773
Series 2020-67 Class KZ, 3.25% 9/25/40	2,579	2,264
Series 2020-75 Class HA, 1.5% 12/25/44	7,199	5,817
Series 2021-68 Class A, 2% 7/25/49	1,770	1,356
Series 2021-85 Class L, 2.5% 8/25/48	967	800
Series 2021-96 Class HA, 2.5% 2/25/50	1,578	1,281
Series 2022-3:
Class G, 2% 11/25/47	11,580	9,543
Class N, 2% 10/25/47	10,929	8,853
Series 2022-4 Class B, 2.5% 5/25/49	1,156	951
Series 2016-3 Class IP, 4% 2/25/46 (h)	15,518	2,911
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	4,061	651
Series 2020-45 Class JL, 3% 7/25/40	102	88
Series 2021-59 Class H, 2% 6/25/48	1,000	781
Series 2021-66:
Class DA, 2% 1/25/48	1,077	845
Class DM, 2% 1/25/48	1,144	898
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(h)	83	14
Series 339 Class 5, 5.5% 7/25/33 (h)	110	17
Series 343 Class 16, 5.5% 5/25/34 (h)	103	16
Freddie Mac:
planned amortization class:
Series 2022-5213 Class JM, 3.5% 9/25/51	4,447	4,040
Series 2022-5224 Class DQ, 3.75% 8/25/44	2,534	2,337
Series 2220 Class PD, 8% 3/15/30	182	187
Series 40 Class K, 6.5% 8/17/24	1	1
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	682	586
Class LT, 3.25% 10/25/40	2,677	2,349
Class LY, 3% 10/25/40	517	445
Series 2021-5175 Class CB, 2.5% 4/25/50	5,635	4,574
Series 2021-5180 Class KA, 2.5% 10/25/47	1,141	963
Series 2022-5191 Class CA, 2.5% 4/25/50	1,345	1,092
Series 2022-5198 Class BA, 2.5% 11/25/47	3,726	3,161
Series 2204 Class N, 7.5% 12/20/29	414	421
Series 2020-5041 Class LB, 3% 11/25/40	1,159	996
Series 2021-5083 Class VA, 1% 8/15/38	4,687	4,307
Series 2021-5176 Class AG, 2% 1/25/47	4,287	3,455
Series 2021-5182 Class A, 2.5% 10/25/48	7,393	6,115
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	915	753
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.245% 6/16/37 (b)(h)(i)	578	45
Series 2008-51 Class FE, CME Term SOFR 1 Month Index + 0.860% 6.199% 6/16/38 (b)(c)	152	149
Series 2008-57 Class AF, CME Term SOFR 1 Month Index + 0.690% 6.0336% 7/20/38 (b)(c)	387	380
Series 2010-130 Class KF, CME Term SOFR 1 Month Index + 0.760% 6.099% 10/16/40 (b)(c)	708	698
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9819% 3/20/60 (b)(c)(j)	4,816	4,797
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7619% 7/20/60 (b)(c)(j)	5,736	5,696
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7434% 9/20/60 (b)(c)(j)	5,503	5,460
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7434% 8/20/60 (b)(c)(j)	4,694	4,657
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8234% 12/20/60 (b)(c)(j)	2,218	2,204
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9434% 12/20/60 (b)(c)(j)	1,919	1,911
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9434% 2/20/61 (b)(c)(j)	377	375
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9334% 2/20/61 (b)(c)(j)	2,320	2,307
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9434% 4/20/61 (b)(c)(j)	1,817	1,809
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9434% 5/20/61 (b)(c)(j)	2,771	2,761
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9434% 5/20/61 (b)(c)(j)	2,027	2,018
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9734% 6/20/61 (b)(c)(j)	2,346	2,336
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0434% 10/20/61 (b)(c)(j)	2,570	2,562
Series 2012-48 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.799% 4/16/42 (b)(c)	283	277
Series 2012-76 Class GF CME Term SOFR 1 Month Index + 0.410% 5.749% 6/16/42 (b)(c)	315	308
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1434% 11/20/61 (b)(c)(j)	2,674	2,669
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1434% 1/20/62 (b)(c)(j)	1,356	1,353
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0734% 1/20/62 (b)(c)(j)	2,550	2,541
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0734% 3/20/62 (b)(c)(j)	1,295	1,290
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8708% 5/20/61 (b)(c)(j)	23	22
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 4.9103% 5/20/63 (b)(c)(j)	26	25
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 4.9296% 4/20/63 (b)(c)(j)	41	40
Series 2016-12 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.8036% 1/20/46 (b)(c)	742	705
Series 2019-42 Class FK, CME Term SOFR 1 Month Index + 0.560% 5.9036% 4/20/49 (b)(c)	5,260	5,102
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,442	2,409
Series 2004-19 Class DP, 5.5% 3/20/34	0	0
Series 2005-24 Class TC, 5.5% 3/20/35	1,700	1,667
Series 2005-57 Class PB, 5.5% 7/20/35	2,505	2,492
Series 2006-50 Class JC, 5% 6/20/36	398	394
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	163	11
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	8,225	1,253
Series 2016-69 Class WA, 3% 2/20/46	1,000	883
Series 2017-134 Class BA, 2.5% 11/20/46	419	357
Series 2017-139 Class K, 3% 8/20/47	13,681	11,942
Series 2017-153 Class GA, 3% 9/20/47	2,718	2,314
Series 2017-182 Class KA, 3% 10/20/47	2,147	1,843
Series 2018-13 Class Q, 3% 4/20/47	2,689	2,381
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	746	745
Series 2004-24 Class ZM, 5% 4/20/34	1,554	1,492
Series 2004-46 Class BZ, 6% 6/20/34	940	928
Series 2004-86 Class G, 6% 10/20/34	6,273	6,207
Series 2005-26 Class ZA, 5.5% 1/20/35	7,091	7,051
Series 2005-47 Class ZY, 6% 6/20/35	5,118	5,154
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	975
Series 2005-82 Class JV, 5% 6/20/35	1,365	1,336
Series 2006-2 Class Z, 5.5% 1/20/36	3,095	3,077
Series 2010-160 Class DY, 4% 12/20/40	14,063	13,033
Series 2010-168 Class BG, 4% 4/20/40	5,746	5,409
Series 2010-170 Class B, 4% 12/20/40	2,212	2,049
Series 2017-139 Class BA, 3% 9/20/47	4,650	3,987
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	10,647	10,103
Series 2004-32:
Class GS, 6.380% - CME Term SOFR 1 Month Index 1.051% 5/16/34 (b)(h)(i)	183	10
Class SG, 6.380% - CME Term SOFR 1 Month Index 1.0464% 3/20/33 (b)(h)(i)	2,198	86
Series 2004-59 Class SC, 7.080% - CME Term SOFR 1 Month Index 1.751% 8/16/34 (b)(h)(i)	1,063	71
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.751% 8/17/34 (b)(h)(i)	318	27
Series 2005-13 Class SA, 6.680% - CME Term SOFR 1 Month Index 1.3464% 2/20/35 (b)(h)(i)	1,807	137
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	980
Series 2005-82 Class NS, 6.180% - CME Term SOFR 1 Month Index 0.8464% 7/20/34 (b)(h)(i)	1,834	122
Series 2006-13 Class DS, 10.920% x CME Term SOFR 1 Month Index 2.9196% 3/20/36 (b)(c)(i)	1,909	1,792
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5061% 6/16/37 (b)(c)(i)	388	414
Series 2009-13 Class E, 4.5% 3/16/39	1,666	1,575
Series 2009-42 Class AY, 5% 6/16/37	1,103	1,074
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7619% 5/20/60 (b)(c)(j)	3,292	3,269
Series 2011-52 Class HI, 7% 4/16/41 (h)	246	36
Series 2012-103 Class IL, 3% 8/20/27 (h)	5,691	197
Series 2013-149 Class MA, 2.5% 5/20/40	8,945	8,520
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	2,708	459
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,634	510
Series 2014-146 Class EI, 5% 10/20/44 (h)	5,023	1,013
Series 2014-154 Class IO, 5% 10/20/44 (h)	1,017	203
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,400	888
Series 2014-178 Class IO, 5% 11/20/44 (h)	6,299	1,246
Series 2014-2 Class BA, 3% 1/20/44	3,399	2,941
Series 2014-21 Class HA, 3% 2/20/44	1,249	1,088
Series 2014-25 Class HC, 3% 2/20/44	2,133	1,836
Series 2014-5 Class A, 3% 1/20/44	1,778	1,539
Series 2015-117 Class KI, 5% 8/20/45 (h)	6,017	1,173
Series 2015-14 Class IO, 5% 10/20/44 (h)	6,832	1,336
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,279	640
Series 2015-H21:
Class HZ, 4.279% 6/20/63 (b)(j)	452	437
Class JZ, 4.5983% 6/20/65 (b)(j)	174	169
Series 2016-146 Class AL, 5.6837% 5/20/40 (b)	2,029	1,983
Series 2016-17 Class A, 3% 2/16/46	13,466	11,865
Series 2016-171 Class BI, 5% 10/20/44 (h)	6,126	1,215
Series 2017-186 Class HK, 3% 11/16/45	6,412	5,590
Series 2017-75 Class PT, 5.7297% 4/20/47 (b)	7,527	7,313
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.74% 8/20/66 (b)(c)(j)	6,304	6,276

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $318,425)		293,411

Commercial Mortgage Securities - 0.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	213	204
Series 2021-K127 Class A2, 2.108% 1/25/31	4,000	3,177
Series 2022-150 Class A2, 3.71% 9/25/32	1,800	1,559
Series 2022-K750 Class A2, 3% 9/25/29	5,736	5,045
Series 2017-K727 Class A2, 2.946% 7/25/24	3,745	3,682
Series 2022 K748 Class A2, 2.26% 1/25/29	5,200	4,443
Series K063 Class A2, 3.43% 1/25/27	1,300	1,227
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(h)	253	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9661% 9/16/42 (b)(h)	1,307	21
Series 2002-62 Class IO, 1.1703% 8/16/42 (b)(h)	584	6
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,378)		19,364

Money Market Funds - 6.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (k) (Cost $127,900)	127,874,156	127,900

TOTAL INVESTMENT IN SECURITIES - 159.7% (Cost $3,595,125)	3,331,892
NET OTHER ASSETS (LIABILITIES) - (59.7)%	(1,245,981)
NET ASSETS - 100.0%	2,085,911

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 11/1/53	(58,650)	(45,178)
2% 11/1/53	(87,300)	(67,247)
2% 12/1/53	(51,800)	(39,922)
3.5% 11/1/53	(24,750)	(21,090)
4.5% 11/1/53	(18,000)	(16,246)
6.5% 11/1/53	(25,850)	(25,794)
6.5% 11/1/53	(25,850)	(25,794)
6.5% 11/1/53	(36,100)	(36,022)

TOTAL GINNIE MAE		(277,293)

Uniform Mortgage Backed Securities
2.5% 11/1/53	(13,200)	(10,115)
3% 11/1/53	(14,700)	(11,747)
4.5% 11/1/53	(5,600)	(5,003)
5% 11/1/38	(11,450)	(11,041)
5% 11/1/53	(2,300)	(2,120)
5% 11/1/53	(2,900)	(2,673)
5.5% 11/1/53	(9,600)	(9,110)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(51,809)

TOTAL TBA SALE COMMITMENTS (Proceeds $329,416)		(329,102)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	26,700	(1,547)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	26,700	(819)

TOTAL WRITTEN SWAPTIONS			(2,366)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	135	Dec 2023	27,327	(53)	(53)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	283	Dec 2023	29,567	(83)	(83)

TOTAL PURCHASED					(136)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,049	Dec 2023	217,546	7,191	7,191
CBOT Long Term U.S. Treasury Bond Contracts (United States)	161	Dec 2023	17,619	(18)	(18)

TOTAL SOLD					7,173

TOTAL FUTURES CONTRACTS					7,037
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 11.2%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	127,920	(217)	0	(217)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	76,670	213	0	213
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	72,040	851	0	851
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	17,940	543	0	543
TOTAL INTEREST RATE SWAPS							1,390	0	1,390

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $9,335,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,462,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,411,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	260,948	129,416	262,464	2,952	-	-	127,900	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	-	31,820	31,820	4	-	-	-	0.0%
Total	260,948	161,236	294,284	2,956	-	-	127,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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